Employee Benefit Plans - Narrative (Details) $ in Thousands	5 Months Ended	12 Months Ended			24 Months Ended
	May 31, 2020	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)
Employee Benefit Plan [Line Items]
Percentage of every dollar of a participating employee's pre-tax contributions as matching contribution to 401(k) Plan		100.00%
Number of multiemployer pension plans | agreement		17
Deferred Compensation Plan [Member]
Employee Benefit Plan [Line Items]
Percentage of every dollar of a participating employee's pre-tax contributions as matching contribution to 401(k) Plan	100.00%				100.00%
Percentage of employee's eligible compensation that represents the maximum amount of employer matching contribution to plan	5.00%				5.00%
Percentage of salary that may voluntarily be elected to be deferred		80.00%
Percentage of bonuses, commissions and restricted share unit grants that may voluntarily be elected to be deferred		100.00%
Total liability for deferred compensation		$ 40,407	$ 50,738		$ 40,407
Voluntary Savings And Investment Plan
Employee Benefit Plan [Line Items]
Total employer expenses, including employer matching contributions		$ 37,165	$ 31,834	$ 16,350
Maximum [Member]
Employee Benefit Plan [Line Items]
Percentage of employee's eligible compensation that represents the maximum amount of employer matching contribution to plan		5.00%
Maximum [Member] | Retirement Savings Plan [Member]
Employee Benefit Plan [Line Items]
Contribution to a deferred profit sharing plan		5.00%